Condensed Statement of Shareholders' Deficit (Unaudited) - USD ($)	Preferred Stock	Additional Paid-in Capital	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Beginning balance at Dec. 31, 2017			$ 4,149	$ 11,127,693	$ (18,786,377)	$ (7,654,535)
Beginning balance, shares at Dec. 31, 2017			41,485,051
Issuance of common shares for converted promissory notes and accrued interest			$ 1,915	519,239		521,154
Issuance of common shares for converted promissory notes and accrued interest, shares			19,154,257
Net Income (Loss)					(9,866,829)	(9,866,829)
Ending balance at Dec. 31, 2018			$ 6,064	11,646,932	(28,653,206)	(17,000,210)
Ending balance, shares at Dec. 31, 2018			60,639,308
Issuance of common shares for converted promissory notes and accrued interest			$ 5,002	1,269,040		1,274,042
Issuance of common shares for converted promissory notes and accrued interest, shares			50,016,700
Net Income (Loss)					1,684,695	1,684,695
Ending balance at Sep. 30, 2019			$ 11,066	12,915,972	(26,968,511)	(14,041,473)
Ending balance, shares at Sep. 30, 2019			110,656,008
Beginning balance at Dec. 31, 2018			$ 6,064	11,646,932	(28,653,206)	(17,000,210)
Beginning balance, shares at Dec. 31, 2018			60,639,308
Issuance of common shares for converted promissory notes and accrued interest			$ 7,327	654,807		662,134
Issuance of common shares for converted promissory notes and accrued interest, shares			73,273,212
Issuance of preferred shares for services		20,000				20,000
Issuance of preferred shares for services, shares	1,000
Redeemption of preferred shares		(20,000)				(20,000)
Redeemption of preferred shares, shares	(1,000)
Net Income (Loss)					4,122,365	4,122,365
Ending balance at Dec. 31, 2019			$ 13,391	12,301,739	(24,530,841)	(12,215,711)
Ending balance, shares at Dec. 31, 2019			133,912,520
Issuance of common shares for converted promissory notes and accrued interest			$ 23,519	614,675		638,194
Issuance of common shares for converted promissory notes and accrued interest, shares			235,197,440
Net Income (Loss)					(16,993,385)	(16,993,385)
Ending balance at Sep. 30, 2020			$ 36,910	$ 12,916,414	$ (41,524,226)	$ (28,570,902)
Ending balance, shares at Sep. 30, 2020			369,109,960